C3 Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
C3 Leases

Leases
Leases with the Company as lessee
Right-of-use
assets

	2025				2024
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total

Cost

Opening balance	17,079	786	311	18,176	16,003	769	300	17,072

Additions	2,900	300	–	3,200	2,295	265	–	2,560

Balances regarding acquired/divested business	–368	–	–108	–476	–31	–	–	–31

Terminations	–1,608	–237	–184	–2,029	–1,794	–270	–	–2,064

Translation differences	–1,556	–57	–18	–1,631	606	22	11	639
Closing balance	16,447	792	1	17,240	17,079	786	311	18,176

Accumulated depreciations

Opening balance	–10,006	–442	–230	–10,678	–9,180	–489	–184	–9,853

Depreciations	–1,825	–208	–18	–2,051	–1,950	–190	–39	–2,179

Balances regarding divested business	234	–	108	342	31	–	–	31

Terminations	1,001	227	123	1,351	1,421	252	–	1,673

Translation differences	909	31	17	957	–328	–15	–7	–350
Closing balance	–9,687	–392	–	–10,079	–10,006	–442	–230	–10,678

Accumulated impairment losses

Opening balance	–529	–	–61	–590	–453	–	–61	–514

Impairment losses	–21	–	–	–21	–99	–	–	–99

Terminations	66	–	61	127	47	–	–	47

Translation differences	61	–	–	61	–24	–	–	–24
Closing balance	–423	–	–	–423	–529	–	–61	–590

Financial sublease

Opening balance	–421	–	–	–421	–385	–	–	–385

Derecognition for sublease	412	–	–	412	–	–	–	–

Translation differences	9	–	–	9	–36	–	–	–36

Closing balance	–	–	–	–	–421	–	–	–421
Net carrying value	6,337	400	1	6,738	6,123	344	20	6,487

Lease liabilities
The lease liabilities amounted to SEK 7,561 (7,495) million, of which SEK 1,789 (2,132) million is classified as current. The remaining contractual maturities as of December 31, 2025, is shown in note D4 ”Contractual obligations”.
Lease cost
The total lease cost amounted to SEK 2,968 (3,603) million, of which depreciation was SEK 2,051 (2,179) million, impairment losses were SEK 21 (99) million, lease expense relating to low-value
assets was SEK 291 (432) million, interest expense was SEK 402 (421) million and variable lease expense was SEK 203 (472) million. Variable lease expense consists mainly of property tax and lease termination fees.
Cash payments

	2025	2024

Repayment of the lease liabilities 1)	–2,115	–2,492

Interest expense of the lease liabilities	–402	–421

Low-value asset not included in the measurement of the liabilities	–291	–432

Variable lease payments not included in the measurement of the lease liabilities	–203	–472
Total cash outflow	–3,011	–3,817
1)
Including advance payments.
Future cash outflow
Future cash outflows from leases not yet commenced in 2025 to which the Company is committed as the lessee is SEK 621 (568) million.
Leases with the Company as lessor
There are no material transactions/amounts for agreements where Ericsson is a lessor.